CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Total revenues	$ 2,786,610	$ 3,617,500	$ 8,619,354	$ 6,207,431	$ 10,212,377	$ 937,069
Cost of Sales:
Total costs of sales	1,825,423	2,174,697	5,563,100	3,925,013	5,912,001	1,749,034
Gross profit (loss)	961,187	1,442,803	3,056,254	2,282,418	4,300,376	(811,965)
Expenses:
Sales and marketing	47,568	1,746	112,575	46,063	55,882	58,712
Professional	717,321	450,968	1,472,043	1,447,421	1,888,047	1,695,053
Payroll and related	664,278	480,524	1,910,416	1,045,083	1,513,050	802,142
General and administrative	445,715	521,824	1,330,427	1,138,091	1,542,886	802,772
Research and development	0	0	1,000,000	0	0	0
Depreciation	263,683	168,655	781,050	368,362	591,069	213,823
Amortization	182,735	83,811	548,205	643,942	868,622	760,350
Total expenses	2,321,300	1,707,528	7,154,716	4,688,962	6,459,556	4,332,852
Operating income (loss)	(1,360,113)	(264,725)	(4,098,462)	(2,406,545)	(2,159,180)	(5,144,817)
Other Income (Expense):
Derivative gain (expense)	223,229	4,533,794	(176,790)	(3,572,107)	(7,476,908)	0
Gain (loss) on debt extinguishment	0	0	1,252,131	0	0	0
Loss (gain) on conversions and settlements of debt and notes payable	0	5,695	(775,650)	5,695	138,815	0
Impairment of goodwill and intangible assets					(949,872)	0
Interest expense	(248,158)	(1,287,966)	(1,082,259)	(2,565,404)
Total other income (expenses)	(24,929)	3,251,523	(782,568)	(6,131,816)	(11,868,985)	(232,672)
Net income (loss) before income taxes	(1,385,042)	2,986,798	(4,881,030)	(8,538,360)	(14,028,165)	(5,377,489)
Income taxes	0	0	0	0	0	0
Net income (loss) before non-controlling interests	(1,385,042)	2,986,798	(4,881,030)	(8,538,360)	(14,028,165)	(5,377,489)
Net loss attributable to non-controlling interests	(19,860)	0	(19,860)	0	0	0
Net income (loss) attributable to TPT Global Tech, Inc. shareholders	$ (1,365,182)	$ 2,986,798	$ (4,861,170)	$ (8,538,360)	$ (14,028,165)	$ (5,377,489)
Income (loss) per common share: basic and diluted	$ .00	$ 0.02	$ (0.01)	$ (0.06)	$ (0.10)	$ (0.04)
Weighted-average common shares outstanding: basic and diluted	857,617,316	137,084,846	696,347,551	136,998,031	141,594,930	136,953,904
Products
Revenues:
Total revenues	$ 7,200	$ 4,950	$ 35,291	$ 38,719	$ 53,605	$ 119,860
Cost of Sales:
Total costs of sales	7,155	4,950	34,455	40,550	55,470	121,904
Services
Revenues:
Total revenues	2,779,410	3,612,550	8,584,063	6,168,712	10,158,772	817,209
Cost of Sales:
Total costs of sales	$ 1,818,268	$ 2,169,747	$ 5,528,645	$ 3,884,463	$ 5,856,531	$ 1,627,130